Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
The following table reports the compensation of our Principal Executive Officer (PEO) and the average compensation of the other Named Executive Officers (Other NEOs) as reported in the Summary Compensation Table for the past five fiscal years, as well as their “compensation actually paid” as calculated pursuant to SEC rules and certain performance measures required by the rules.

	Summary Compensation Table Total for PEO ($)(1)	Compensation Actually Paid to PEO ($)(2)(3)	Average Summary Compensation Table Total for Other NEOs ($)(1)	Average Compensation Actually Paid to Other NEOs ($)(2)(3)	Value of Initial Fixed $100 Investment Based On(4):			Company-Selected Measure(5)

Year					IQVIA’s Total Stockholder Return ($)	Peer Group Total Stockholder Return ($)	Net Income ($ millions)	Adjusted Diluted EPS Growth (%)(6)

(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)

2025	28,128,245	36,068,712	8,869,621	11,081,528	125.81	186.82	1,360	7.1
2024	26,732,998	11,450,139	6,575,714	4,095,455	109.68	158.83	1,373	9.1
2023	29,151,752	42,292,899	4,523,047	4,103,793	129.14	147.52	1,358	0.4
2022	30,135,029	5,961,064	5,007,016	1,702,449	114.36	137.91	1,091	12.5
2021	28,615,851	88,421,980	4,395,745	10,062,332	157.47	136.17	966	40.7

Company Selected Measure Name	Adjusted Diluted EPS Growth
Named Executive Officers, Footnote	Ari Bousbib was our PEO for each year presented. The individuals comprising the Other NEOs for each year presented are listed below:

2021	2022	2023	2024	2025

Ronald E. Bruehlman	Ronald E. Bruehlman	Ronald E. Bruehlman	Ronald E. Bruehlman	Ronald E. Bruehlman
W. Richard Staub, III	Costa Panagos	W. Richard Staub, III	W. Richard Staub, III	W. Richard Staub, III
Kevin C. Knightly	Kevin C. Knightly	Kevin C. Knightly	Bhavik Patel	Alistair R. Grenfell
Eric M. Sherbet	Eric M. Sherbet	Eric M. Sherbet	Eric M. Sherbet	Eric M. Sherbet
Costa Panagos

Peer Group Issuers, Footnote	The compensation peer group for each listed fiscal year consists of the companies listed as our compensation benchmarking peer group in the Compensation Discussion & Analysis. For 2025, the companies included AbbVie Inc., Accenture plc, Agilent Technologies, Inc., Amgen Inc., Avantor, Inc., Biogen Inc., Bristol Myers Squibb Co., Cognizant Technology Solutions Corp., Danaher Corporation, Eli Lilly & Co., Gartner, Inc., Gilead Sciences, Inc., International Business Machines Corp., ICON Plc, Laboratory Corp of America Holdings, Merck & Co., Inc., Moderna, Inc., Pfizer Inc., Regeneron Pharmaceuticals, Inc., Thermo Fisher Scientific, Inc., Vertex Pharmaceuticals Inc., and Zoetis Inc.
PEO Total Compensation Amount	$ 28,128,245	$ 26,732,998	$ 29,151,752	$ 30,135,029	$ 28,615,851
PEO Actually Paid Compensation Amount	$ 36,068,712	11,450,139	42,292,899	5,961,064	88,421,980
Adjustment To PEO Compensation, Footnote	Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Other NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards and Option Awards column are the totals from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table.

Year	Summary Compensation Table Total for PEO ($)	Exclusion of Change in Pension Value for PEO ($)	Exclusion of Stock Awards and Option Awards for PEO ($)	Inclusion of Pension Service Cost for PEO ($)	Inclusion of Equity Values for PEO ($)	Compensation Actually Paid to PEO ($)

2025	28,128,245	(689,848)	(20,278,274)	270,289	28,638,300	36,068,712
2024	26,732,998	(707,772)	(20,238,983)	279,972	5,383,924	11,450,139
2023	29,151,752	(844,991)	(21,157,852)	258,365	34,885,625	42,292,899
2022	30,135,029	(420,742)	(21,388,958)	296,785	(2,661,050)	5,961,064
2021	28,615,851	(535,539)	(18,534,470)	314,052	78,562,087	88,421,980
The amounts for Messrs. Grenfell and Patel have been converted from GBP to U.S. dollars using the average of the monthly average exchange rates for 2025 and 2024, respectively.
The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for PEO ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for PEO ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for PEO ($)	Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Included for PEO ($)	Total - Inclusion of Equity Values for PEO ($)

2025	24,951,534	3,156,942	—	529,824	—	—	28,638,300
2024	17,350,975	(6,450,390)	—	(3,738,897)	(1,777,764)	—	5,383,924
2023	22,020,972	1,379,297	—	11,485,356	—	—	34,885,625
2022	16,869,138	(15,553,971)	—	(3,976,217)	—	—	(2,661,050)
2021	34,647,149	25,065,538	—	18,849,400	—	—	78,562,087

Non-PEO NEO Average Total Compensation Amount	$ 8,869,621	6,575,714	4,523,047	5,007,016	4,395,745
Non-PEO NEO Average Compensation Actually Paid Amount	$ 11,081,528	4,095,455	4,103,793	1,702,449	10,062,332
Adjustment to Non-PEO NEO Compensation Footnote

Year	Average Summary Compensation Table Total for Other NEOs ($)	Average Exclusion of Change in Pension Value for Other NEOs ($)	Average Exclusion of Stock Awards and Option Awards for Other NEOs ($)	Average Inclusion of Pension Service Cost for Other NEOs ($)	Average Inclusion of Equity Values for Other NEOs ($)	Average Compensation Actually Paid to Other NEOs ($)

2025	8,869,621	(44,456)	(6,999,883)	16,601	9,239,646	11,081,528
2024	6,575,714	(40,796)	(4,937,350)	15,913	2,481,974	4,095,455
2023	4,523,047	(73,164)	(3,228,937)	17,778	2,865,069	4,103,793
2022	5,007,016	(46,106)	(3,363,826)	22,217	83,148	1,702,449
2021	4,395,745	(45,384)	(2,548,372)	23,204	8,237,139	10,062,332

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Other NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Other NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Other NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Other NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Other NEOs ($)	Average Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Included for Other NEOs ($)	Total - Average Inclusion of Equity Values for Other NEOs ($)

2025	8,317,047	828,084	—	94,514	—	—	9,239,646
2024	4,043,003	(844,438)	—	(484,051)	(232,541)	—	2,481,974
2023	2,411,696	153,127	—	1,274,065	(973,819)	—	2,865,069
2022	2,660,228	(2,066,942)	—	(510,138)	—	—	83,148
2021	4,763,789	2,005,653	—	1,467,697	—	—	8,237,139

Compensation Actually Paid vs. Total Shareholder Return
Relationship Between Compensation Actually Paid and Performance Measures
In light of the significant weighting of long-term stock-based incentives in our pay mix due to the intended alignment between our named executive officers and stockholders, the Compensation Actually Paid values are significantly influenced by the value of IQVIA’s stock price. The table below reflects the relationship between the PEO and the average Other NEO compensation actually paid and the performance measures shown in the pay versus performance table from 2021 to 2025:

Period	Compensation Actually Paid to PEO		Average Compensation Actually Paid to Other NEOs		IQVIA’s TSR		Peer Group TSR		Net Income		Adj. Diluted EPS Growth

2021 to 2025	(59)%	â	10%	á	26%	á	87%	á	41%	á	86%	á
●Relationship Between Compensation Actually Paid to our PEO and the Average of the Compensation Actually Paid to the Other NEOs and the Company’s Cumulative TSR. From 2021 to 2025, the compensation actually paid to our PEO decreased by 59% and the average of the compensation actually paid to the Other NEOs increased by 10%, compared to a 26% increase in our TSR over the same time period.
●Relationship Between Compensation Actually Paid to our PEO and the Average of the Compensation Actually Paid to the Other NEOs and the Company’s Net Income. From 2021 to 2025, the compensation actually paid to our PEO decreased by 59% and the average of the compensation actually paid to the Other NEOs increased by 10%, compared to a 41% increase in our Net Income over the same time period.
●Relationship Between Compensation Actually Paid to our PEO and the Average of the Compensation Actually Paid to the Other NEOs and the Company’s Adjusted Diluted EPS Growth. From 2021 to 2025, the compensation actually paid to our PEO decreased by 59% and the average of the compensation actually paid to the Other NEOs increased by 10%, compared to a 86% increase in our Adjusted Diluted EPS over the same time period.
●Relationship Between the Company’s TSR and the Peer Group TSR. The TSR for the peer group disclosed in the table above increased by 87% from 2021 to 2025 as compared to the Company’s TSR, which increased by 26% over the same time period.

Compensation Actually Paid vs. Net Income
Relationship Between Compensation Actually Paid and Performance Measures
In light of the significant weighting of long-term stock-based incentives in our pay mix due to the intended alignment between our named executive officers and stockholders, the Compensation Actually Paid values are significantly influenced by the value of IQVIA’s stock price. The table below reflects the relationship between the PEO and the average Other NEO compensation actually paid and the performance measures shown in the pay versus performance table from 2021 to 2025:

Period	Compensation Actually Paid to PEO		Average Compensation Actually Paid to Other NEOs		IQVIA’s TSR		Peer Group TSR		Net Income		Adj. Diluted EPS Growth

2021 to 2025	(59)%	â	10%	á	26%	á	87%	á	41%	á	86%	á
●Relationship Between Compensation Actually Paid to our PEO and the Average of the Compensation Actually Paid to the Other NEOs and the Company’s Cumulative TSR. From 2021 to 2025, the compensation actually paid to our PEO decreased by 59% and the average of the compensation actually paid to the Other NEOs increased by 10%, compared to a 26% increase in our TSR over the same time period.
●Relationship Between Compensation Actually Paid to our PEO and the Average of the Compensation Actually Paid to the Other NEOs and the Company’s Net Income. From 2021 to 2025, the compensation actually paid to our PEO decreased by 59% and the average of the compensation actually paid to the Other NEOs increased by 10%, compared to a 41% increase in our Net Income over the same time period.
●Relationship Between Compensation Actually Paid to our PEO and the Average of the Compensation Actually Paid to the Other NEOs and the Company’s Adjusted Diluted EPS Growth. From 2021 to 2025, the compensation actually paid to our PEO decreased by 59% and the average of the compensation actually paid to the Other NEOs increased by 10%, compared to a 86% increase in our Adjusted Diluted EPS over the same time period.
●Relationship Between the Company’s TSR and the Peer Group TSR. The TSR for the peer group disclosed in the table above increased by 87% from 2021 to 2025 as compared to the Company’s TSR, which increased by 26% over the same time period.

Compensation Actually Paid vs. Company Selected Measure
Relationship Between Compensation Actually Paid and Performance Measures
In light of the significant weighting of long-term stock-based incentives in our pay mix due to the intended alignment between our named executive officers and stockholders, the Compensation Actually Paid values are significantly influenced by the value of IQVIA’s stock price. The table below reflects the relationship between the PEO and the average Other NEO compensation actually paid and the performance measures shown in the pay versus performance table from 2021 to 2025:

Period	Compensation Actually Paid to PEO		Average Compensation Actually Paid to Other NEOs		IQVIA’s TSR		Peer Group TSR		Net Income		Adj. Diluted EPS Growth

2021 to 2025	(59)%	â	10%	á	26%	á	87%	á	41%	á	86%	á
●Relationship Between Compensation Actually Paid to our PEO and the Average of the Compensation Actually Paid to the Other NEOs and the Company’s Cumulative TSR. From 2021 to 2025, the compensation actually paid to our PEO decreased by 59% and the average of the compensation actually paid to the Other NEOs increased by 10%, compared to a 26% increase in our TSR over the same time period.
●Relationship Between Compensation Actually Paid to our PEO and the Average of the Compensation Actually Paid to the Other NEOs and the Company’s Net Income. From 2021 to 2025, the compensation actually paid to our PEO decreased by 59% and the average of the compensation actually paid to the Other NEOs increased by 10%, compared to a 41% increase in our Net Income over the same time period.
●Relationship Between Compensation Actually Paid to our PEO and the Average of the Compensation Actually Paid to the Other NEOs and the Company’s Adjusted Diluted EPS Growth. From 2021 to 2025, the compensation actually paid to our PEO decreased by 59% and the average of the compensation actually paid to the Other NEOs increased by 10%, compared to a 86% increase in our Adjusted Diluted EPS over the same time period.
●Relationship Between the Company’s TSR and the Peer Group TSR. The TSR for the peer group disclosed in the table above increased by 87% from 2021 to 2025 as compared to the Company’s TSR, which increased by 26% over the same time period.

Total Shareholder Return Vs Peer Group
Relationship Between Compensation Actually Paid and Performance Measures
In light of the significant weighting of long-term stock-based incentives in our pay mix due to the intended alignment between our named executive officers and stockholders, the Compensation Actually Paid values are significantly influenced by the value of IQVIA’s stock price. The table below reflects the relationship between the PEO and the average Other NEO compensation actually paid and the performance measures shown in the pay versus performance table from 2021 to 2025:

Period	Compensation Actually Paid to PEO		Average Compensation Actually Paid to Other NEOs		IQVIA’s TSR		Peer Group TSR		Net Income		Adj. Diluted EPS Growth

2021 to 2025	(59)%	â	10%	á	26%	á	87%	á	41%	á	86%	á
●Relationship Between Compensation Actually Paid to our PEO and the Average of the Compensation Actually Paid to the Other NEOs and the Company’s Cumulative TSR. From 2021 to 2025, the compensation actually paid to our PEO decreased by 59% and the average of the compensation actually paid to the Other NEOs increased by 10%, compared to a 26% increase in our TSR over the same time period.
●Relationship Between Compensation Actually Paid to our PEO and the Average of the Compensation Actually Paid to the Other NEOs and the Company’s Net Income. From 2021 to 2025, the compensation actually paid to our PEO decreased by 59% and the average of the compensation actually paid to the Other NEOs increased by 10%, compared to a 41% increase in our Net Income over the same time period.
●Relationship Between Compensation Actually Paid to our PEO and the Average of the Compensation Actually Paid to the Other NEOs and the Company’s Adjusted Diluted EPS Growth. From 2021 to 2025, the compensation actually paid to our PEO decreased by 59% and the average of the compensation actually paid to the Other NEOs increased by 10%, compared to a 86% increase in our Adjusted Diluted EPS over the same time period.
●Relationship Between the Company’s TSR and the Peer Group TSR. The TSR for the peer group disclosed in the table above increased by 87% from 2021 to 2025 as compared to the Company’s TSR, which increased by 26% over the same time period.

Tabular List, Table

Performance Metrics

Adjusted Diluted EPS Growth (as defined in “Compensation Discussion and Analysis—Elements of Compensation—Short-Term Incentive Awards,” described on page 57)
Relative Total Stockholder Return (as defined in “Compensation Discussion and Analysis—Elements of Compensation— Long-Term Incentive Awards,” described on page 60)
Revenue (as defined in “Compensation Discussion and Analysis—Elements of Compensation—Short-Term Incentive Awards,” described on page 57)
Adjusted EBITDA (as defined in “Compensation Discussion and Analysis—Elements of Compensation—Short-Term Incentive Awards,” described on page 57)

Total Shareholder Return Amount	$ 125.81	109.68	129.14	114.36	157.47
Peer Group Total Shareholder Return Amount	186.82	158.83	147.52	137.91	136.17
Net Income (Loss)	$ 1,360,000,000	$ 1,373,000,000	$ 1,358,000,000	$ 1,091,000,000	$ 966,000,000
Company Selected Measure Amount	0.071	0.091	0.004	0.125	0.407
PEO Name	Ari Bousbib
Additional 402(v) Disclosure	The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v)(2)(iii) of Regulation S-K and do not reflect compensation actually earned, realized or received by the PEO or Other NEOs. The amounts for Messrs. Grenfell and Patel have been converted from GBP to U.S. dollars using the average of the monthly average exchange rates for 2025 and 2024, respectively. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below.
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted Diluted EPS Growth (as defined in “Compensation Discussion and Analysis—Elements of Compensation—Short-Term Incentive Awards,” described on page 57)
Non-GAAP Measure Description	The Company has identified Adjusted Diluted EPS Growth as the company-selected measure for the pay versus performance disclosure, as it represents the most important financial performance measure used to link compensation actually paid to the PEO and the Other NEOs in 2025 to the Company’s performance. See Appendix A in this Proxy Statement for a reconciliation of Adjusted Diluted EPS Growth, a non-GAAP measure, to the most directly comparable GAAP measure.
Measure:: 2
Pay vs Performance Disclosure
Name	Relative Total Stockholder Return (as defined in “Compensation Discussion and Analysis—Elements of Compensation— Long-Term Incentive Awards,” described on page 60)
Measure:: 3
Pay vs Performance Disclosure
Name	Revenue (as defined in “Compensation Discussion and Analysis—Elements of Compensation—Short-Term Incentive Awards,” described on page 57)
Measure:: 4
Pay vs Performance Disclosure
Name	Adjusted EBITDA (as defined in “Compensation Discussion and Analysis—Elements of Compensation—Short-Term Incentive Awards,” described on page 57)
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (689,848)	$ (707,772)	$ (844,991)	$ (420,742)	$ (535,539)
PEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	270,289	279,972	258,365	296,785	314,052
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(20,278,274)	(20,238,983)	(21,157,852)	(21,388,958)	(18,534,470)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	28,638,300	5,383,924	34,885,625	(2,661,050)	78,562,087
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	24,951,534	17,350,975	22,020,972	16,869,138	34,647,149
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,156,942	(6,450,390)	1,379,297	(15,553,971)	25,065,538
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	529,824	(3,738,897)	11,485,356	(3,976,217)	18,849,400
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(1,777,764)	0	0	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(44,456)	(40,796)	(73,164)	(46,106)	(45,384)
Non-PEO NEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	16,601	15,913	17,778	22,217	23,204
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(6,999,883)	(4,937,350)	(3,228,937)	(3,363,826)	(2,548,372)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	9,239,646	2,481,974	2,865,069	83,148	8,237,139
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,317,047	4,043,003	2,411,696	2,660,228	4,763,789
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	828,084	(844,438)	153,127	(2,066,942)	2,005,653
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	94,514	(484,051)	1,274,065	(510,138)	1,467,697
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(232,541)	(973,819)	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0	$ 0